Cash Generated by Operations - Disclosure of Cash Generated by Operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of profit/(loss) before taxation to cash generated by operations
Profit/(loss) before taxation	R 11,770	R 6,606	R (1,058)
Adjustments for:
Amortisation and depreciation	4,642	3,454	3,683
Impairment of assets	2,793	0	4,433
Share-based payments	250	112	145
Net decrease in provision for post-retirement benefits	(16)	(15)	(14)
Net increase/(decrease) in provision for environmental rehabilitation	(114)	(88)	71
(Profit)/loss on sale of property, plant and equipment	13	(46)	(24)
Loss on scrapping of property, plant and equipment	97	182	7
Profit from associates	(81)	(57)	(63)
Investment income	(809)	(663)	(352)
Finance costs	796	994	718
Inventory-related adjustments	(503)	31	32
Foreign exchange translation differences	(110)	795	338
Non-cash portion of (gains)/losses on derivatives	(432)	253	252
Day one loss amortisation	(16)	(45)	(49)
Streaming contract revenue	(323)	(338)	(471)
Silicosis settlement provision – net	(327)	(338)	(86)
Contingent consideration remeasurement	484	64	(61)
Other non-cash adjustments	37	5	36
Effect of changes in operating working capital items
(Increase)/decrease in Receivables	(258)	(627)	21
Increase in Inventories	(50)	(308)	(232)
Increase in Payables	332	618	52
Cash generated by operations	R 18,175	R 10,589	R 7,378